CONDENSED BALANCE SHEETS (Q2) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Jan. 30, 2020	Dec. 31, 2019
Class A common stock subject to possible redemption, shares		20,356,864		0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Class A Common Stock
Class A common stock subject to possible redemption, shares	20,354,092	20,356,864
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,295,908	3,293,136		0
Common stock, shares outstanding	3,295,908	3,293,136		0
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,750,000	5,750,000		0
Common stock, shares outstanding	5,750,000	5,750,000		0